FINANCIAL RISK MANAGEMENT - MARKET RISK - OTHER PRICE RISK (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	¥ 0	¥ 0	¥ 181,941,000
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (Decrease) expected price of equity investments (as percent)	5.00%	5.00%
Other comprehensive income	¥ 13,164,000	¥ 12,047,000